Share premium account – as restated	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share premium account – as restated

16	Share premium account – as restated

	2025	2024
	€	€
As of January 1,	9,395,382	2,925,719
Additions	–	6,469,663
As of December 31,	9,395,382	9,395,382

Direct listing of ordinary shares in the United States

In August 2025, the Company filed a registration statement with the United States Securities & Exchange Commission to list its 25 million outstanding ordinary shares on Nasdaq’s Global Market, solely to permit its registered shareholders the ability to trade their shares in the United States. The registered shareholders may or may not, elect to sell their ordinary shares covered by the registration statement, as and to the extent they determine. The Company will receive no proceeds from the direct listing and the Company’s registration statement became effective on November 28, 2025. As such, the Company is subject to the reporting requirements under the Securities & Exchange Commission as a foreign private issue but is still awaiting clearance from Nasdaq to be listed.

In 2025, the Company entered into an advisory agreement in connection with its proposed Nasdaq direct listing. Under the terms of the agreement, upon the successful completion of the listing, the advisor is entitled to receive 125,000 ordinary shares of the Company and a cash fee of $200,000 plus reimbursable expenses up to $100,000. The share issuance represents a potential equity-settled share-based payment within the scope of IFRS 2 – Share-based Payment. Because the issuance of shares is contingent upon the successful completion of the listing, the performance condition has not been satisfied as of December 31, 2025, and therefore no share-based payment expense has been recognized in the accompanying consolidated financial statements. The Company will measure the transaction at the fair value of the shares issued on the listing date when the listing occurs.